N-2 - $ / shares	Nov. 27, 2023	Oct. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001872371
Amendment Flag	false
Securities Act File Number	814-01471
Document Type	8-K
Entity Registrant Name	OAKTREE STRATEGIC CREDIT FUND
Entity Address, Address Line One	333 S. Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The net asset value (“
NAV
”) per share of the issued and outstanding Shares of the Fund as of October 31, 2023, as determined on November 27, 2023 in accordance with the Fund’s valuation policy, is set forth below.

NAV per share as of October 31, 2023
Class I Common Shares	$23.39
Class D Common Shares	$23.39
Class S Common Shares	$23.39

Class I [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 23.39
Class D [Member]
General Description of Registrant [Abstract]
NAV Per Share		23.39
Class S [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 23.39